Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 77,275	$ 66,895	$ 73,717
Restricted cash		2,812	2,812
Total	$ 77,275	69,707	76,529	$ 75,071
The Export-Import Bank of Korea & ABN Amro
Cash, Cash Equivalents and Restricted Cash
Restricted cash		$ 2,800	$ 2,800